Short Term Loans (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of short term loans
	December 31,	December 31,
	2019	2018
Short term loans	$7,624,061	$8,263,038
Total	$7,624,061	$8,263,038

	December 31,	December 31,
	2019	2018
Secured	$7,624,061	$8,021,447
Unsecured	-	241,591
Total	$7,624,061	$8,263,038

Schedule of corporate or personal guarantees loans
$311,728	Pledged by real property and land use right of Rongfeng Cui; Guaranteed by Rongfeng Cui, Yanjuan Wang and Gaochuang

$1,420,757	Pledged by real property of the Company and real property of Rongfeng Cui; Guaranteed by Rongfeng Cui and Yanjuan Wang

$2,848,737	Pledged by real property and land use right of the Company; Guaranteed by Rongfeng Cui and Yanjuan Wang

$2,870,264	Guaranteed by Rongfeng Cui and Yanjuan Wang

$172,575	Pledged by restricted cash of RMB300,000 (approximately $43,000 ), four patents and certain equipment of the Company; Guaranteed by Rongfeng Cui, Yanjuan Wang and Qingdao Saike Environmental Technology Co., Ltd.